Transactions with Related Parties, Advances for Asset Acquisitions (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2025	Dec. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2026
Transactions with Related Parties [Abstract]
Payment made on SPA signing date			$ 19,932	$ 0	$ 0
Related Party [Member] | Former Parent [Member]
Transactions with Related Parties [Abstract]
LOI advance		$ 4,000
Consideration settled for Newbuilding Yacht	$ 19,500		19,500
Payment made on SPA signing date	15,500
Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Consideration settled for Newbuilding Yacht						$ 23,500
Related Party [Member] | Former Parent [Member] | Commitment under Newbuilding Program [Member]
Transactions with Related Parties [Abstract]
Contractual commitment payable in 2026	$ 18,500		$ 18,500
Settlement period			300 days
Related Party [Member] | Roman Explorer Inc. [Member] | Newbuilding Yacht [Member]
Transactions with Related Parties [Abstract]
Ownership percentage of Newbuilding Yacht	100.00%		100.00%
Consideration for Newbuilding Yacht			$ 38,000
Related Party [Member] | CSI [Member]
Transactions with Related Parties [Abstract]
Newbuilding vessels monitoring fee			$ 432